Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.81%
Alabama–2.07%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	$305	$305,000
Black Belt Energy Gas District (The) (Gas); Series 2022 F, RB(a)	5.50%	12/01/2028	2,500	2,607,153
Energy Southeast, A Cooperative District; Series 2024 B, RB(a)	5.25%	06/01/2032	1,500	1,588,128
Fairfield (City of), AL; Series 2012, GO Wts.	6.00%	06/01/2031	2,765	2,488,500
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (Acquired 12/29/2015; Cost $90,000)(b)(c)	5.50%	01/01/2028	90	49,500
Series 2014, RB	3.50%	07/01/2026	5,023	2,762,366
Jefferson (County of), AL; Series 2024, Ref. Revenue Wts.	5.25%	10/01/2044	1,500	1,539,734
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.00%	08/01/2025	180	180,204
Series 2016 A, RB	5.25%	08/01/2030	200	201,695
Southeast Energy Authority, A Cooperative District (No. 2); Series 2021 B, RB(a)	4.00%	12/01/2031	5,390	5,273,521
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	5,000	5,276,154
Talladega (County of), AL; Series 2002 D, Tax Anticipation Wts. (INS - NATL)(d)	5.25%	01/01/2029	25	25,040
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	4,000	3,940,964
				26,237,959
American Samoa–0.08%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.25%	09/01/2029	1,000	1,006,670
Arizona–3.88%
Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(e)	4.63%	08/01/2028	825	821,213
Series 2018 A, RB(e)	5.00%	08/01/2033	1,955	1,956,335
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation); Series 2017, Ref. RB(e)	6.00%	07/01/2047	1,385	1,401,443
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(e)	5.00%	07/01/2026	210	210,790
Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa & Red Rock Campus); Series 2019, RB	3.55%	07/15/2029	485	468,179
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(e)	5.75%	07/01/2036	1,400	1,412,677
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(e)	5.00%	07/01/2039	4,520	4,290,600
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(e)	5.00%	06/01/2031	7,045	6,992,956
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(e)	5.00%	07/15/2028	615	620,862
Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain Campus); Series 2019 A, IDR(e)	5.00%	12/15/2039	400	389,931
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2022-1, RB(a)(f)	5.00%	09/01/2027	2,000	2,037,761
Greater Arizona Development Authority; Series 2007 A, RB (INS - NATL)(d)	4.38%	08/01/2032	5	5,003
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(e)	4.80%	07/01/2028	2,295	2,328,970
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2039	2,250	2,253,105
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(e)	5.25%	07/01/2033	725	715,802
Series 2023, RB(e)	6.00%	07/01/2043	1,885	1,824,504
Phoenix (City of), AZ Industrial Development Authority (Basis Schools) (The); Series 2016 A, Ref. RB(e)	5.00%	07/01/2035	2,900	2,900,599
Phoenix (City of), AZ Industrial Development Authority (The) (Legacy Traditional Schools); Series 2015, Ref. RB(e)	5.00%	07/01/2035	3,365	3,365,698
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.00%	09/01/2026	120	120,053
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	130	125,512
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2015, Ref. RB(e)	5.38%	06/15/2035	$3,370	$3,371,137
Pima (County of), AZ Industrial Development Authority (The) (Arizona Charter Schools); Series 2013 Q, Ref. RB	5.38%	07/01/2031	3,955	3,955,011
Pima (County of), AZ Industrial Development Authority (The) (Career Success Schools); Series 2020, Ref. RB(e)	4.75%	05/01/2030	1,300	1,291,679
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(e)	4.13%	07/01/2026	265	263,116
Pima (County of), AZ Industrial Development Authority (The) (Imagine East Mesa Charter Schools);
Series 2019, RB(e)	5.00%	07/01/2029	300	301,361
Series 2019, RB(e)	5.00%	07/01/2034	400	400,275
Series 2019, RB(e)	5.00%	07/01/2039	500	476,505
Sierra (City of), AZ Vista Industrial Development Authority;
Series 2024, Ref. RB(e)	5.25%	06/01/2034	1,645	1,621,799
Series 2024, Ref. RB(e)	5.88%	06/01/2044	1,500	1,428,299
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project); Series 2024, RB(e)	5.00%	06/15/2034	1,730	1,765,608
				49,116,783
Arkansas–1.35%
Arkansas (State of) Development Finance Authority (Big River Steel); Series 2019, RB(e)(f)	4.50%	09/01/2049	2,000	1,964,670
Arkansas (State of) Development Finance Authority (Big River Steel) (Green Bonds); Series 2020, RB(e)(f)	4.75%	09/01/2049	7,370	7,222,373
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(f)	5.45%	09/01/2052	8,000	7,963,682
				17,150,725
California–6.39%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2022 A-1, RB(a)	4.00%	08/01/2028	16,065	16,087,803
Series 2024, RB(a)	5.00%	08/01/2032	5,000	5,144,128
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	115	115,870
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	610	610,690
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	2,457	2,436,146
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(a)(e)(f)	9.50%	01/01/2035	5,000	4,846,358
California (State of) Municipal Finance Authority (Ascent 613);
Series 2025 A, RB(e)	5.00%	01/01/2038	1,000	979,348
Series 2025 A, RB(e)	5.00%	01/01/2040	500	480,710
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(e)	5.00%	06/01/2038	3,345	3,300,014
California (State of) Municipal Finance Authority (Waste Management, Inc.);
Series 2020, RB(a)(f)	3.85%	06/01/2026	1,500	1,500,184
Series 2022 A, RB(a)(f)	4.13%	10/01/2025	4,000	3,999,954
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 09/15/2017-02/12/2019; Cost $5,125,317)(b)(c)(e)(f)	7.50%	07/01/2032	4,950	50
Series 2020, RB (Acquired 10/06/2020; Cost $955,203)(b)(c)(e)(f)	7.50%	07/01/2032	1,000	10
California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB(e)(f)	5.00%	07/01/2037	2,000	1,999,857
California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(e)	6.25%	07/01/2054	6,100	6,250,741
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 B, RB(e)	5.00%	07/01/2026	40	39,743
California (State of) School Finance Authority (Partnership to Uplift Communities) (Social Bonds);
Series 2023, Ref. RB(e)	5.00%	08/01/2033	695	717,658
Series 2023, Ref. RB(e)	5.25%	08/01/2038	500	506,152
California (State of) Statewide Communities Development Authority; Series 2025, RB	3.54%	02/20/2041	5,000	4,456,793
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2025, Ref. RB(e)	5.13%	11/01/2040	1,650	1,656,799
Series 2025, Ref. RB(e)	5.38%	11/01/2045	275	276,745
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.50%	12/01/2054	$8,988	$8,767,608
Series 2016 A, RB(e)	5.25%	12/01/2056	3,000	2,913,040
Series 2018 A, RB(e)	5.50%	12/01/2058	3,000	2,926,766
Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM)(d)(f)	5.00%	07/01/2048	2,000	1,980,697
Palomar Health; Series 2016, Ref. RB	4.00%	11/01/2039	1,250	916,093
Pomona Unified School District; Series 2021 F, GO Bonds (INS - BAM)(d)	3.00%	08/01/2048	1,000	743,077
Sacramento (County of), CA (Juvenile Courthouse); Series 2003, COP (INS - AMBAC)(d)	5.00%	12/01/2034	5,405	5,411,676
West Covina (City of), CA Public Financing Authority (Big League Dreams); Series 2006 A, RB	5.00%	06/01/2030	1,965	1,968,097
				81,032,807
Colorado–6.53%
3rd and Havana Metropolitan District; Series 2020 A, GO Bonds	4.50%	12/01/2030	2,240	2,081,128
Amber Creek Metropolitan District; Series 2017 A, Ref. GO Bonds	5.00%	12/01/2037	678	605,128
Brighton Crossing Metropolitan District No. 6;
Series 2020 A, GO Bonds	5.00%	12/01/2035	525	521,832
Series 2020 A, GO Bonds	5.00%	12/01/2040	515	489,445
Canyon Pines Metropolitan District; Series 2024, GO Bonds(e)	8.25%	12/01/2053	5,000	4,842,268
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2020 A, Ref. GO Bonds	4.00%	12/01/2029	1,115	1,088,352
Colliers Hill Metropolitan District No. 2; Series 2022 B-2, GO Bonds	7.63%	12/15/2042	2,000	2,009,051
Colorado (State of) Educational & Cultural Facilities Authority (Ascent Classical Academy); Series 2024, Ref. RB(e)	5.25%	04/01/2039	2,500	2,505,764
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB	5.00%	05/15/2035	4,035	3,615,427
Series 2021 A, RB	5.00%	05/15/2044	1,170	896,288
Series 2021 B, RB	2.63%	05/15/2029	1,125	1,076,994
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	335	335,546
Colorado (State of) International Center Metropolitan District No. 14; Series 2018, GO Bonds	5.63%	12/01/2032	996	995,922
Copper Ridge Metropolitan District; Series 2019, RB	5.00%	12/01/2043	2,750	2,497,468
Copperleaf Metropolitan District No. 6; Series 2022 B, GO Bonds	6.00%	12/15/2041	1,225	1,219,197
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(f)	5.00%	10/01/2032	1,000	999,336
Denver (City & County of), CO Health & Hospital Authority; Series 2025 A, RB	5.00%	12/01/2045	500	487,197
Denver Gateway Center Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2038	1,343	1,322,446
Dominion Water & Sanitation District;
Series 2022, Ref. RB	5.00%	12/01/2027	1,659	1,670,014
Series 2022, Ref. RB	5.25%	12/01/2032	3,415	3,465,272
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(e)	5.00%	12/01/2041	1,700	1,614,361
Frisco (Town of), CO (Marina Enterprise); Series 2019, RB	5.00%	12/01/2036	600	584,012
Granby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(e)	4.88%	12/01/2028	460	459,025
Hess Ranch Metropolitan District No. 5;
Series 2024 A-1, RB	6.00%	12/01/2043	478	478,226
Series 2024 A-2, RB	6.50%	12/01/2043	300	300,000
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	5,499	5,489,969
Kinston Metropolitan District No. 5; Series 2020 A, GO Bonds	4.63%	12/01/2035	1,000	951,225
Midtown Metropoltan District;
Series 2022 A-1, Ref. GO Bonds	6.75%	12/01/2033	1,000	981,775
Series 2022 A-1, Ref. GO Bonds	6.75%	12/01/2051	1,000	1,026,280
Morgan Hill Metropolitan District No. 3;
Series 2021 A, GO Bonds	3.00%	12/01/2031	980	832,787
Series 2021 A, GO Bonds	3.50%	12/01/2041	2,940	2,172,557
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	6,000	6,102,260
Nine Mile Metropolitan District; Series 2020, RB	4.63%	12/01/2030	1,855	1,852,308
Parker Automotive Metropolitan District; Series 2023 B, Ref. GO Bonds	8.25%	12/15/2037	2,225	2,250,888
Parterre Metropolitan District No. 5; Series 2025 A, GO Bonds	5.13%	12/01/2035	885	908,358
Peak Metropolitan District No. 1; Series 2021 A, GO Bonds(e)	5.00%	12/01/2041	1,670	1,452,751
Plaza Metropolitan District No. 1; Series 2013, Ref. RB(e)	5.00%	12/01/2040	1,465	1,432,672
Prairie Center Metropolitan District No. 7; Series 2021, GO Bonds	6.38%	06/15/2046	1,330	1,297,612
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2036	1,250	1,158,488
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Redtail Ridge Metropolitan District; Series 2025, GO Bonds(g)	0.00%	12/01/2032	$4,000	$2,337,605
Riverpark Metropolitan District (County of Arapahoe); Series 2024, GO Bonds	6.00%	12/01/2042	1,900	1,863,087
Riverwalk Metropolitan District No. 2; Series 2022 A, RB	4.50%	12/01/2032	4,000	3,643,140
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(e)	5.00%	12/01/2031	3,445	3,435,800
Series 2021 A, GO Bonds(e)	5.00%	12/01/2041	2,000	1,907,609
Sterling Ranch Community Authority Board;
Series 2024 A, Ref. RB	6.13%	12/01/2039	550	559,702
Series 2024, RB	5.63%	12/01/2043	852	852,385
Vauxmont Metropolitan District; Series 2019, Ref. GO Bonds (INS - AGI)(d)	3.25%	12/15/2050	646	481,210
Verve Metropolitan District No. 1; Series 2023, GO Bonds	5.75%	12/01/2033	2,895	2,910,318
Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(e)	5.70%	12/01/2051	166	151,822
Westerly Metropolitan District No. 4; Series 2021 A, GO Bonds	4.13%	12/01/2031	615	581,905
				82,794,212
Connecticut–0.08%
Connecticut (State of) Health & Educational Facilities Authority; Series 2025 A, RB(e)	12.00%	09/01/2030	1,000	1,023,566
Delaware–0.11%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(e)	5.00%	07/01/2028	1,336	1,341,977
District of Columbia–1.62%
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	4.13%	07/01/2027	495	493,795
Series 2017 A, RB	5.00%	07/01/2032	1,000	1,009,760
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2035	1,285	1,262,057
District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	17,230	17,779,036
				20,544,648
Florida–10.18%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB(b)	5.63%	11/15/2029	185	120,250
Series 2014, RB (Acquired 06/04/2020; Cost $861,250)(b)(c)	6.00%	11/15/2029	1,000	650,000
Series 2014, RB (Acquired 01/17/2020; Cost $1,412,167)(b)(c)	6.00%	11/15/2034	1,500	975,000
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $965,000)(b)(c)(e)	5.00%	11/15/2061	965	692,480
Babcock Ranch Community Independent Special District; Series 2024, RB(e)	5.00%	05/01/2044	500	473,915
Boggy Creek Improvement District; Series 2023, Ref. RB	4.50%	05/01/2033	935	945,567
Broward (County of), FL; Series 2015 A, RB(f)	5.00%	10/01/2045	10,000	9,842,997
Capital Projects Finance Authority (Kissimmee Charter Academy); Series 2024, RB(e)	6.13%	06/15/2044	150	152,516
Capital Projects Finance Authority (Millenia Orlando);
Series 2025 A, RB(e)	6.00%	01/01/2035	2,250	2,251,410
Series 2025 A, RB(e)	6.38%	01/01/2040	4,310	4,245,556
Capital Projects Finance Authority (Navigator Academy of Leadership Obligated Group); Series 2024, Ref. RB(e)	5.00%	06/15/2044	1,760	1,634,828
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.); Series 2017, RB(e)	5.38%	08/01/2032	1,000	942,280
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 B, RB (Acquired 06/15/2018; Cost $734,961)(b)(c)	4.00%	07/01/2028	750	13,125
Series 2018 B, RB (Acquired 06/15/2018; Cost $612,816)(b)(c)	4.25%	07/01/2033	625	10,938
Capital Trust Agency, Inc. (Imagine School at North Manatee);
Series 2021 C, RB(e)	5.00%	06/01/2041	465	422,411
Series 2021, RB(e)	3.25%	06/01/2031	230	207,645
Series 2021, RB(e)	5.00%	06/01/2041	1,615	1,467,082
Capital Trust Agency, Inc. (University Bridge LLC Student Housing); Series 2018 A, RB(e)	4.00%	12/01/2028	6,175	6,142,805
Capital Trust Authority (Academir Charter Schools, Inc.); Series 2024, Ref. RB(e)	5.00%	06/01/2044	2,000	1,836,571
Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB(e)	6.25%	06/15/2040	3,000	3,005,689
Capital Trust Authority (Classical Academy of Sarasota (The));
Series 2024, RB(e)	5.00%	07/01/2039	1,475	1,426,755
Series 2024, RB(e)	5.00%	07/01/2044	1,140	1,047,244
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Capital Trust Authority (Florida Institute of Technology);
Series 2025, RB(e)	4.75%	07/01/2040	$1,250	$1,195,809
Series 2025, RB(e)	5.00%	07/01/2045	1,250	1,181,876
Capital Trust Authority (Imagine School At West Pasco Project); Series 2023, RB(e)	6.25%	12/15/2043	2,135	2,084,689
Capital Trust Authority (KIPP Miami N Campus); Series 2024 A, RB(e)	5.63%	06/15/2044	410	411,698
Capital Trust Authority (Plato Academy Schools); Series 2024, RB	5.00%	12/15/2044	3,000	2,808,132
Capital Trust Authority (St.Johns Classical Academy, Inc.); Series 2025, Ref. RB(e)	4.75%	06/15/2040	815	760,767
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2019, RB(e)(f)	5.00%	10/01/2029	1,330	1,358,735
Creekview Community Development District (Phase 2); Series 2024, RB	5.38%	05/01/2044	2,000	1,906,382
East Nassau Stewardship District (PDP No. 4); Series 2024, RB	5.25%	05/01/2029	1,350	1,348,397
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group); Series 2020, Ref. RB	4.00%	08/15/2050	2,100	1,707,550
Florida (State of) Municipal Loan Council (Shingle Creek Transit & Utility Community Development District); Series 2024, RB(f)	5.15%	05/01/2044	405	397,077
Florida Development Finance Corp.; Series 2023, RB(a)(e)(f)	6.13%	07/01/2026	2,000	2,026,118
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(a)(e)(f)	12.00%	07/15/2028	3,250	3,374,731
Series 2024, Ref. RB(f)	5.00%	07/01/2035	3,705	3,654,629
Series 2024, Ref. RB (INS - AGI)(d)(f)	5.00%	07/01/2044	4,000	3,917,862
Series 2025, RB(a)(e)(f)	8.25%	08/13/2025	9,000	9,164,262
Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, RB(a)(e)(f)	10.00%	07/15/2028	2,000	2,043,034
Florida Development Finance Corp. (GFL Solid Waste Southeast LLC); Series 2024, RB(a)(e)(f)	4.38%	10/01/2031	2,500	2,490,175
Florida Development Finance Corp. (IPS Florida LLC-Idea); Series 2022, RB(e)	5.25%	06/15/2029	1,000	993,637
Florida Development Finance Corp. (Mater Academy); Series 2020 A, RB	5.00%	06/15/2050	3,000	2,824,534
Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(a)(e)	6.25%	06/15/2028	3,000	2,962,277
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2020, Ref. RB(e)	5.00%	09/15/2040	1,045	956,641
Florida Housing Finance Corp.; Series 2024 3, RB (CEP - GNMA)	6.25%	01/01/2055	1,245	1,351,329
Gas Worx Community Development District; Series 2025, RB(e)	5.75%	05/01/2045	1,000	990,557
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.50%	08/15/2030	3,375	3,438,501
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(e)	5.00%	07/15/2028	395	395,817
Series 2018 A, RB(e)	5.38%	07/15/2038	1,300	1,240,698
Lakes of Sarasota Community Development District; Series 2024 B, RB	5.25%	05/01/2034	2,320	2,298,471
Lakewood Ranch Stewardship District (Palm Grove); Series 2024, RB	4.50%	05/01/2031	550	550,558
Lee (County of), FL; Series 2024, RB(f)	5.25%	10/01/2042	4,510	4,646,346
Lee (County of), FL Housing Finance Authority (Aria Landings); Series 2023 B, RB(a)(e)	5.50%	07/01/2026	4,965	4,949,314
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group); Series 2024 B-3, RB	4.13%	11/15/2029	1,500	1,500,917
Lowery Hills Community Development District (Assessment Area One); Series 2025, RB(e)	5.63%	05/01/2045	725	694,396
Madeira Community Development District (Assessment Area No.2 ); Series 2025, RB	4.70%	05/01/2035	860	853,541
Middleton Community Development District A; Series 2024, RB	4.00%	05/01/2034	735	722,440
Northridge Community Development District; Series 2025, RB(e)	5.75%	05/01/2045	1,750	1,729,414
Orange (County of), FL Health Facilities Authority (Presbyterian Retirement Communities Obligated Group); Series 2024, Ref. RB	5.00%	08/01/2047	1,900	1,850,070
Parrish Lakes Community Development District; Series 2024, RB	5.50%	05/01/2044	950	907,520
Pembroke Harbor Community Development District; Series 2008 A, RB	7.00%	05/01/2038	900	901,572
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	1,750	1,694,443
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2049	2,500	2,248,972
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB (Acquired 10/23/2020; Cost $2,855,000)(b)(c)(e)(f)	5.88%	01/01/2033	2,855	1,655,900
Ranches at Lake Mcleod Community Development District (Assessment Area Two); Series 2025, RB	5.45%	06/15/2045	600	581,708
V-Dana Community Development District (Assessment Area Two - 2025 Project Area);
Series 2025, RB	5.38%	05/01/2045	875	841,327
Series 2025, RB	5.55%	05/01/2055	1,250	1,186,701
Venice (City of), FL (Village on the Isle); Series 2024, RB(e)	4.25%	01/01/2030	900	898,014
West Villages Improvement District (Develepmont Unit No. 10); Series 2024, RB	5.38%	05/01/2044	500	484,412
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Wildwood (City of), FL Village Community Development Disctrict No. 15;
Series 2024, RB(e)	4.20%	05/01/2039	$1,500	$1,403,198
Series 2024, RB(e)	4.55%	05/01/2044	1,000	935,466
				129,027,678
Georgia–1.96%
Albany (City of) & Dougherty (Country of), GA Payroll Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(f)	5.30%	05/15/2026	810	811,176
Atlanta (City of), GA Urban Residential Finance Authority (GE Tower Apartments); Series 2023 B, RB(a)	5.75%	06/01/2025	5,000	5,000,000
Atlanta Development Authority (The) (Westside Gulch Area); Series 2024 A, RB(e)	5.00%	04/01/2034	1,750	1,741,989
Cobb (County of), GA Development Authority (The) (Northwest Classical Academy); Series 2023, RB(e)	5.20%	06/15/2033	1,000	1,007,642
Conyers (City of), GA (Salem Gate); Series 2024, RB	5.38%	03/01/2036	2,870	2,792,481
DeKalb (County of), IL Development Authority (The Globe Academy, Inc.);
Series 2024 A, RB	5.00%	06/01/2040	400	397,241
Series 2024 A, RB	5.00%	06/01/2045	415	396,577
Floyd (County of), GA Development Authority (The Spires at Berry College); Series 2018 A, RB	5.50%	12/01/2028	1,560	1,559,893
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(e)	5.00%	06/15/2027	170	171,129
Main Street Natural Gas, Inc.;
Series 2022 C, RB(a)(e)	4.00%	11/01/2027	5,000	4,970,477
Series 2023 B, RB(a)	5.00%	03/01/2030	2,000	2,082,031
Series 2024 C, RB(a)	5.00%	12/01/2031	2,000	2,085,006
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens); Series 2018 A-1, RB	5.75%	12/01/2028	1,850	1,856,271
				24,871,913
Guam–0.45%
Guam (Territory of); Series 2015 D, Ref. RB	5.00%	11/15/2033	3,000	3,011,547
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,648,734
				5,660,281
Idaho–0.61%
Avimor Community Infrastructure District No. 1 (Assessment Area Five); Series 2024, RB(e)	5.88%	09/01/2053	1,867	1,879,929
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	4.00%	11/15/2027	635	632,187
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2018 A, RB(e)	4.63%	07/01/2029	110	109,285
Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(e)	4.00%	05/01/2042	2,280	1,798,782
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. RB	6.75%	07/01/2028	205	209,836
Series 2014 A, Ref. RB	6.75%	07/01/2036	526	534,062
Series 2014 A, Ref. RB	6.75%	07/01/2048	2,384	2,394,927
Power County Industrial Development Corp. (FMC Corp.); Series 1999, RB(f)	6.45%	08/01/2032	130	130,389
				7,689,397
Illinois–3.48%
Aurora (City of), IL (East River Area TIF No. 6); Series 2018 A, Ref. RB	5.00%	12/30/2027	550	553,497
Berwyn (City of), IL (South Berwyn Corridor); Series 2020, RB(e)	4.00%	12/01/2028	1,015	973,948
Bradley (Village of), IL (Bradley Commons);
Series 2018 A, Ref. RB	5.00%	01/01/2026	505	507,227
Series 2018 A, Ref. RB	5.00%	01/01/2027	530	535,989
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	5.63%	01/01/2029	1,000	1,024,276
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	1,500	1,529,676
Chicago (City of), IL (O’Hare International Airport); Series 2024 A, RB(f)	5.25%	01/01/2041	2,150	2,232,377
Evanston (City of), IL (Roycemore School);
Series 2021, RB(e)	4.00%	04/01/2032	245	215,111
Series 2021, RB(e)	4.38%	04/01/2041	930	712,507
Hillside (Village of), IL (Mannheim Redevelopment); Series 2018, Ref. RB	5.00%	01/01/2030	1,830	1,837,289
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(f)	8.00%	06/01/2032	11,805	11,817,238
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority; Series 2025, Ref. RB(e)	5.88%	09/01/2046	$1,500	$1,461,824
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(e)	5.25%	12/01/2025	100	100,085
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $2,163,513)(c)	5.00%	11/01/2027	2,065	1,383,550
Series 2019 A, Ref. RB (Acquired 09/08/2022; Cost $1,885,670)(c)	5.00%	11/01/2035	2,020	1,353,400
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,073	770,713
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	8,700	8,613,135
Illinois (State of) Medical District Commission;
Series 2002, COP (INS - NATL)(d)	5.13%	06/01/2026	10	10,009
Series 2002, COP (INS - NATL)(d)	5.25%	06/01/2032	140	140,119
Marion (City of), IL (Star Bond District Project Area No. 1); Series 2025, RB	6.38%	06/01/2045	7,755	7,651,772
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	4.25%	01/01/2029	640	628,485
				44,052,227
Indiana–0.90%
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	4.80%	01/01/2028	200	194,504
Indiana (State of) Finance Authority (Good Samaritan Hospital);
Series 2016 A, RB	5.00%	04/01/2037	200	200,113
Series 2016 A, RB	5.50%	04/01/2046	5,785	5,692,959
Indiana (State of) Finance Authority (Irvington Community School); Series 2018 A, Ref. RB(e)	5.50%	07/01/2028	400	400,015
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,580	1,599,885
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2037	1,865	1,895,295
Mishawaka (City of), IN (Silver Birch of Mishwaka); Series 2017, RB(e)	5.10%	01/01/2032	425	395,334
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(a)(f)	4.40%	06/10/2031	1,000	1,012,774
				11,390,879
Iowa–1.48%
Ackley (City of), IA (Grand Jivante); Series 2018 A, RB	4.50%	08/01/2033	600	510,731
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	4.30%	10/01/2028	660	640,217
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)(h)	5.00%	12/01/2032	5,410	6,085,338
Iowa (State of) Finance Authority (Union at the Marina); Series 2024 A-1, RB(e)	6.00%	11/01/2027	1,345	1,351,276
PEFA, Inc.; Series 2019, RB(a)	5.00%	09/01/2026	10,000	10,110,726
				18,698,288
Kansas–0.73%
Pittsburgh (City of), KS (North Broadway - Pittsburgh Town Center); Series 2006, RB	4.80%	04/01/2027	40	35,813
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2019, Ref. RB	5.00%	05/15/2027	1,165	1,163,034
Series 2019, Ref. RB	5.00%	05/15/2029	1,280	1,275,549
Series 2019, Ref. RB	5.00%	05/15/2034	2,950	2,898,616
Series 2024 VIII, Ref. RB	5.25%	05/15/2039	2,000	1,929,528
Series 2024 VIII, Ref. RB	5.75%	05/15/2045	2,000	1,914,781
				9,217,321
Kentucky–0.34%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.00%	02/01/2026	165	166,289
Series 2016, Ref. RB	5.50%	02/01/2044	2,170	2,169,958
Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	4.25%	07/01/2031	925	872,188
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2030	1,000	1,000,912
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.00%	11/15/2025	135	134,286
				4,343,633
Louisiana–1.17%
Juban Crossing Community Development District; Series 2024 B, RB	6.25%	06/01/2034	1,000	1,006,803
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Christwood);
Series 2024, Ref. RB(e)	4.25%	11/15/2030	$1,050	$1,038,814
Series 2024, Ref. RB(e)	5.00%	11/15/2037	1,900	1,881,683
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston (Parish of), LA Gomesha) (Green Bonds); Series 2018, RB(e)	5.38%	11/01/2038	3,165	3,233,191
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesha) (Green Bonds); Series 2019, RB(e)	4.63%	11/01/2038	1,460	1,460,499
Plaquemines Port Harbor & Terminal District (NOLA Terminal LLC); Series 2024 A, RB(e)	9.00%	12/01/2044	5,000	4,232,293
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2011, RB(a)(e)	5.85%	06/01/2025	2,000	2,000,000
				14,853,283
Maryland–0.51%
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2026	2,160	2,178,544
Series 2017, Ref. RB	5.00%	09/01/2027	1,100	1,116,910
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy); Series 2017 A, RB(e)	5.00%	07/01/2027	215	215,757
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Medical Institutions Parking Facilities); Series 1996, RB (INS - AMBAC)(d)	5.50%	07/01/2026	10	10,073
Tender Option Bond Trust Receipts/Certificates; Series 2024, VRD RB(e)(i)	1.62%	07/01/2032	3,000	3,000,000
				6,521,284
Massachusetts–1.48%
Ashland (Town of), MA; Series 2022, GO Bonds	4.00%	08/01/2042	1,000	965,862
Lynn Housing Authority & Neighborhood Development;
Series 2018, Ref. RB	4.00%	10/01/2026	100	100,003
Series 2018, Ref. RB	4.00%	10/01/2027	150	150,008
Series 2018, Ref. RB	4.25%	10/01/2028	320	320,039
Series 2018, Ref. RB	4.38%	10/01/2029	385	385,053
Series 2018, Ref. RB	4.50%	10/01/2030	690	690,104
Massachusetts (Commonwealth of) Development Finance Agency; Series 2025, RB	5.00%	07/01/2040	4,000	4,051,373
Massachusetts (Commonwealth of) Development Finance Agency (Brown University); Series 2025, RB	5.25%	08/15/2041	5,475	5,702,197
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College);
Series 2025, Ref. RB	5.25%	01/01/2040	1,070	1,125,375
Series 2025, Ref. RB	5.25%	01/01/2045	1,000	1,027,646
Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(e)	5.00%	11/15/2033	1,500	1,548,403
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(e)	5.00%	10/01/2047	1,500	1,392,352
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2025, Ref. RB	5.50%	07/01/2045	1,250	1,263,951
				18,722,366
Michigan–1.60%
Advanced Technology Academy; Series 2019, Ref. RB	5.00%	11/01/2034	1,200	1,211,380
Detroit (City of), MI; Series 2014 B-1, GO Bonds	4.00%	04/01/2044	2,486	1,913,210
Ecorse (City of), MI; Series 2011, GO Bonds	5.80%	11/01/2026	750	750,981
Ivywood Classical Academy; Series 2023, RB	5.00%	01/01/2034	1,830	1,838,128
Michigan (State of) Finance Authority (Henry Ford Health System) (Green Bonds); Series 2024, RB	5.25%	02/29/2040	1,000	1,047,147
Michigan (State of) Finance Authority (Huron Academy); Series 2024, Ref. RB	4.50%	10/01/2034	2,345	2,270,397
Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	4.25%	12/01/2039	1,450	1,180,385
Michigan (State of) Finance Authority (Thomas M. Colley Law School); Series 2014, Ref. RB(e)	6.25%	07/01/2029	1,630	1,604,072
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2019 A, Ref. RB	4.00%	12/01/2049	1,145	971,716
Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	2,820	2,158,288
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(a)(f)	4.00%	10/01/2026	5,110	5,078,833
Waterford Township Economic Development Corp.; Series 2016 A, RB(g)	0.00%	07/01/2026	980	218,540
				20,243,077
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–2.14%
Bethel (City of), MN (Ecumen Obligated Group);
Series 2024, Ref. RB	5.25%	03/01/2034	$750	$750,190
Series 2024, Ref. RB	6.13%	03/01/2044	1,500	1,460,936
Bethel (City of), MN (Spectrum High School); Series 2024, RB	5.00%	07/01/2059	1,500	1,352,494
Brainerd (City of), MN; Series 2025, RB	5.50%	05/01/2045	4,700	4,545,115
Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015 A, RB	4.75%	07/01/2025	100	99,847
Series 2015, RB	5.75%	07/01/2046	1,400	1,195,799
Brooklyn Park (City of), MN (Prairie Seeds Academy); Series 2024, Ref. RB	5.00%	06/15/2044	2,835	2,614,678
Dakota (County of), MN Community Development Agency (Quill); Series 2021, RB(e)	3.55%	04/01/2039	5,000	3,942,715
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	775	656,434
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	1,375	1,317,097
Series 2018 A, Ref. RB	5.00%	11/01/2033	1,070	1,013,590
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(e)	5.50%	07/01/2027	350	351,717
Series 2017 A, RB(e)	6.00%	07/01/2032	1,080	1,092,292
Ramsey (City of), MN (Pact Charter School); Series 2022 A, Ref. RB	5.00%	06/01/2032	2,000	1,939,995
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	1,000	1,000,333
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $1,927,397)(a)(b)(c)(e)	6.00%	07/01/2027	1,927	192,740
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(e)	5.25%	07/01/2033	140	140,937
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	4.25%	12/01/2032	1,085	1,090,215
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.00%	09/01/2026	425	426,353
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong Prep Academy); Series 2020, Ref. RB	5.00%	09/01/2040	1,500	1,445,936
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.00%	10/01/2031	250	233,030
Series 2018, Ref. RB	4.13%	10/01/2033	250	229,278
				27,091,721
Mississippi–0.33%
Mississippi (State of) Development Bank (Jackson County Gomesa); Series 2021, RB(e)	3.63%	11/01/2036	3,040	2,744,461
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,505	1,436,932
				4,181,393
Missouri–0.89%
Cape Girardeau (County of), MO Industrial Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(f)	5.30%	05/15/2028	30	30,060
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(e)	4.50%	12/01/2029	30	29,754
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District);
Series 2016 A, Ref. RB(e)	4.25%	04/01/2026	100	99,350
Series 2016 A, Ref. RB(e)	5.00%	04/01/2036	2,000	1,891,779
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(e)	4.38%	02/01/2031	595	576,009
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2037	1,000	955,064
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,750	1,567,229
Maryland Heights (City of), MO (Westport Plaza Redevelopment); Series 2020, RB	4.13%	11/01/2038	2,305	2,128,655
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2024, Ref. RB	5.25%	02/01/2048	1,000	991,687
Tender Option Bond Trust Receipts/Certificates; Series 2024, VRD RB(e)(i)	2.10%	12/01/2031	3,000	3,000,000
				11,269,587
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Montana–0.59%
Montana (State of) Facility Finance Authority (Franklin School Apartments); Series 2025, RB(a)	5.15%	12/01/2026	$2,500	$2,501,759
Montana Board of Housing (Baxter Apartments Projects); Series 2023, RB(a)	6.50%	03/01/2026	5,000	5,000,000
				7,501,759
Nevada–0.22%
Las Vegas (City of), NV Special Improvement District No. 613; Series 2024, RB	5.00%	12/01/2039	400	394,143
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	4.75%	12/01/2040	325	309,926
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB	5.00%	07/15/2037	500	494,619
North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1); Series 2022, RB(e)	5.50%	06/01/2037	730	743,958
Reno (City of), NV; Series 2025, RB(e)	5.00%	06/01/2041	825	802,693
				2,745,339
New Hampshire–2.20%
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(a)(e)	3.63%	07/02/2040	3,455	2,778,473
New Hampshire (State of) Business Finance Authority (Megatel); Series 2025, RB(e)(g)	0.00%	12/15/2033	5,000	2,959,875
New Hampshire (State of) Business Finance Authority (River Ranch); Series 2025, RB(e)(g)	0.00%	12/01/2031	10,000	6,683,602
New Hampshire (State of) Business Finance Authority (Social Bonds);
Series 2022-1A, RB	4.38%	09/20/2036	1,538	1,492,986
Series 2022-2A, RB	4.00%	10/20/2036	3,858	3,631,088
New Hampshire (State of) Business Finance Authority (Social Certificates); Series 2024-1A, RB	4.25%	07/20/2041	2,941	2,727,503
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(e)(g)	0.00%	04/01/2032	3,000	1,935,752
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(e)(g)	0.00%	12/01/2034	7,500	3,975,038
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.);
Series 2024, RB(e)	5.63%	12/15/2033	840	850,889
Series 2024, RB(e)	6.25%	12/15/2038	810	816,824
				27,852,030
New Jersey–0.39%
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(e)	5.13%	11/01/2029	190	190,484
New Jersey (State of) Economic Development Authority (Hatikvah International Academy Charter School); Series 2017 A, RB(e)	5.00%	07/01/2027	255	255,254
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(e)	4.75%	10/01/2028	885	880,605
New Jersey (State of) Economic Development Authority (North Star Academy Charter School of Newark, Inc.); Series 2017, RB	5.00%	07/15/2047	1,075	1,044,618
New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(e)	4.25%	09/01/2027	140	140,369
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(g)	0.00%	12/15/2028	715	633,233
Series 2008 A, RB(g)	0.00%	12/15/2035	1,000	645,753
Series 2009 A, RB(g)	0.00%	12/15/2032	1,465	1,104,494
				4,894,810
New Mexico–0.09%
Winrock Town Center Tax Increment Development District No. 1; Series 2022, Ref. RB(e)	4.00%	05/01/2033	1,250	1,184,903
New York–7.44%
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2018, Ref. RB (Acquired 08/16/2018; Cost $220,094)(b)(c)(e)	5.00%	10/01/2028	213	3,195
Series 2018, Ref. RB (Acquired 08/16/2018; Cost $1,403,843)(b)(c)(e)	5.00%	10/01/2038	1,389	20,829
Build NYC Resource Corp. (Brooklyn Navy Yard);
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(e)(f)(j)	5.25%	12/31/2033	3,000	2,980,000
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(e)(f)(j)	5.50%	12/31/2040	5,000	4,715,283
Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(e)	2.50%	06/15/2031	375	334,479
Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn); Series 2023, RB(e)	5.25%	06/15/2043	525	517,379
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,210	2,805,210
Metropolitan Transportation Authority; Subseries 2015 C-1, Ref. RB	5.25%	11/15/2031	2,000	2,008,340
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Nassau (County of), NY Industrial Development Agency(g)	0.00%	01/01/2058	$967	$10
New York & New Jersey (States of) Port Authority; One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2038	2,000	1,906,464
New York (City of), NY Transitional Finance Authority; Series 2018, VRD RB(i)	1.40%	08/01/2042	7,000	7,000,000
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2035	1,250	1,260,704
Series 2024, RB	5.25%	11/01/2043	1,500	1,522,914
New York Counties Tobacco Trust IV; Series 2010 A, RB(e)	6.25%	06/01/2041	2,849	2,732,397
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	720	727,144
Series 2016 A, Ref. RB	6.00%	06/01/2043	2,640	2,605,357
New York Liberty Development Corp. (3 World Trade Center); Series 2014-3, Ref. RB(e)	7.25%	11/15/2044	5,400	5,402,990
New York State Dormitory Authority; Series 2024, RB(k)	5.50%	07/01/2054	7,000	7,435,215
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(f)	5.00%	08/01/2026	4,685	4,684,958
Series 2016, Ref. RB(f)	5.00%	08/01/2031	8,680	8,647,578
Series 2020, Ref. RB(f)	5.25%	08/01/2031	2,470	2,523,535
Series 2021, Ref. RB(f)	3.00%	08/01/2031	1,545	1,415,131
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(f)	5.00%	01/01/2032	4,315	4,357,829
Series 2018, RB(f)	5.00%	01/01/2034	6,500	6,539,543
Series 2020, RB(f)	5.00%	10/01/2035	5,000	5,034,525
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(f)	5.50%	06/30/2038	2,000	2,101,841
Series 2023, RB(f)	5.50%	06/30/2039	1,000	1,045,533
Series 2023, RB(f)	5.50%	06/30/2040	875	910,371
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2023, RB(f)	5.63%	04/01/2040	2,500	2,564,018
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(e)(f)	4.75%	11/01/2042	1,000	907,580
Oneida Indian Nation; Series 2024 B, RB(e)	6.00%	09/01/2043	2,150	2,265,379
Suffolk Regional Off-Track Betting Corp.;
Series 2024, RB	5.00%	12/01/2034	1,600	1,655,710
Series 2024, RB	5.75%	12/01/2044	1,500	1,535,530
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(b)	5.00%	07/01/2027	1,000	220,000
Series 2013 A, RB(b)	5.00%	07/01/2032	1,000	220,000
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(e)(f)	7.00%	06/01/2046	3,500	3,629,036
				94,236,007
North Carolina–0.37%
Greater Asheville Regional Airport Authority; Series 2023, RB (INS - AGI)(d)(f)	5.25%	07/01/2048	3,625	3,681,805
North Carolina (State of) Medical Care Commission (Southminster); Series 2016, Ref. RB	5.00%	10/01/2037	1,000	996,747
				4,678,552
North Dakota–0.42%
Burleigh (County of), ND (University of Mary); Series 2016, RB	4.38%	04/15/2026	220	218,915
Grand Forks (City of), ND (Altru Health System); Series 2021, Ref. RB	4.00%	12/01/2040	3,375	2,958,744
Horace (City of), ND; Series 2024 C, Ref. GO Bonds	4.75%	05/01/2044	1,100	1,045,279
North Dakota (State of) Housing Finance Agency (Social Bonds); Series 2024 C, RB	6.25%	01/01/2055	990	1,090,993
				5,313,931
Ohio–3.14%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	3.00%	06/01/2048	2,755	1,924,194
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	2,470	2,140,474
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2024, Ref. RB(e)	5.25%	01/01/2034	1,000	991,301
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2010, RB	6.00%	11/15/2035	$1,000	$1,001,997
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(f)	5.38%	09/15/2027	485	485,209
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2037	5,470	5,437,457
Series 2017, Ref. RB	5.00%	02/15/2042	3,500	3,372,092
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2040	1,500	1,448,536
Greater Cincinnati (Port of), OH Development Authority; Series 2004, RB	6.40%	02/15/2034	1,805	1,775,262
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(a)	4.38%	06/15/2026	3,500	3,448,288
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2033	1,000	1,003,570
Series 2013, RB	5.00%	02/15/2044	4,880	4,607,550
Series 2013, RB	5.00%	02/15/2048	5,300	4,918,730
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(f)	5.00%	12/31/2039	2,290	2,238,201
Ohio (State of) Higher Educational Facility Commission (John Carroll University 2025); Series 2025, RB	5.38%	10/01/2045	3,425	3,374,915
Ohio (State of) Housing Finance Agency (Haven’s Edge Apartments); Series 2025, RB(e)	5.70%	08/01/2043	1,200	1,215,474
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	405	405,054
				39,788,304
Oklahoma–1.02%
Oklahoma (County of), OK Finance Authority (Astec);
Series 2024, RB(e)	5.25%	06/15/2034	700	690,825
Series 2024, RB(e)	6.00%	06/15/2044	1,500	1,438,814
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB (INS - AGI)(d)	4.00%	08/15/2048	2,430	2,117,657
Tulsa (City of), OK Airports Improvement Trust; Series 2001 C, Ref. RB(f)	5.50%	12/01/2035	2,000	2,000,382
Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(f)(h)	5.00%	06/01/2025	5,000	5,000,000
Tulsa Municipal Airport Trust Trustees; Series 2025, Ref. RB(f)	6.25%	12/01/2035	1,500	1,641,288
				12,888,966
Oregon–0.18%
Local Oregon Capital Assets Program; Series 2011 C, COP	4.60%	06/01/2031	35	35,011
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(e)	5.15%	10/01/2026	1,500	1,502,238
Oregon (State of) (Elderly & Disabled Housing); Series 1993 C, GO Bonds(f)	5.65%	08/01/2026	5	5,009
Oregon (State of) Facilities Authority;
Series 2025, Ref. RB(e)	4.63%	06/15/2035	270	268,814
Series 2025, Ref. RB(e)	5.50%	06/15/2045	475	470,037
				2,281,109
Pennsylvania–0.51%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(e)	6.00%	05/01/2042	620	634,382
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(e)	5.00%	05/01/2028	620	636,135
Northampton (County of), PA Industrial Development Authority; Series 2013, RB(b)	5.00%	06/30/2027	193	34,713
Northampton (County of), PA Industrial Development Authority (Northampton Generating Co. L.P.); Series 2013 A, RB (Acquired 04/03/2013; Cost $308,057)(b)(c)	5.00%	06/30/2027	350	154,062
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2024-145A, RB	6.00%	10/01/2054	1,620	1,744,332
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.); Series 2019 A, RB	5.00%	06/15/2039	1,840	1,734,021
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2031	500	502,802
Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,004,240
				6,444,687
Puerto Rico–6.60%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	8,375	8,455,789
Series 2002, RB	5.63%	05/15/2043	7,645	7,732,984
PRHTA Custodial Trust; Series 2023, RB(b)	5.75%	12/06/2049	193	55,299
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
PRPBA Custodial Trust; Series 2022, RB(g)	0.00%	03/15/2049	$278	$3,193
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(g)	0.00%	07/01/2033	2,035	1,379,032
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	6,000	6,004,265
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	10,510	10,788,767
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	3,300	3,174,982
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	4,000	3,429,662
Subseries 2022, RN(g)	0.00%	11/01/2043	3,886	2,336,686
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - SGI)(d)	5.00%	07/01/2025	100	100,000
Series 2005 RR, RB (INS - AGI)(d)	5.00%	07/01/2026	155	155,006
Series 2007 TT, RB (INS - NATL)(d)	5.00%	07/01/2026	165	165,007
Series 2007 TT, RB(b)	5.00%	07/01/2037	65	35,669
Series 2007 UU, Ref. RB (INS - AGI)(d)	5.00%	07/01/2026	1,435	1,435,059
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2025	1,705	1,704,995
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2030	1,000	996,332
Series 2010 CCC, RB(b)	5.25%	07/01/2026	1,765	968,544
Series 2010 XX, RB(b)	5.25%	07/01/2027	250	137,187
Series 2010 ZZ, Ref. RB(b)	5.25%	07/01/2025	1,180	647,525
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	4,050	3,850,919
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 08/06/2009-03/25/2024; Cost $688,752)(c)	6.63%	01/01/2027	596	589,886
Series 2023 A, RB (Acquired 08/06/2009-01/08/2020; Cost $5,408,332)(c)	6.63%	01/01/2028	4,548	4,484,438
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGI)(d)	5.00%	08/01/2027	745	749,728
Series 2005 A, RB (INS - AGI)(d)	5.00%	08/01/2030	305	306,930
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2027	1,027	945,247
Series 2018 A-1, RB(g)	0.00%	07/01/2029	1,003	851,915
Series 2018 A-1, RB	4.50%	07/01/2034	7,408	7,358,716
Series 2018 A-1, RB	4.55%	07/01/2040	538	513,265
Series 2018 A-1, RB(g)	0.00%	07/01/2046	13,831	4,440,225
Series 2018 A-1, RB(g)	0.00%	07/01/2051	11,268	2,660,099
Series 2019 A-2, RB	4.54%	07/01/2053	163	141,248
Series 2019 A-2, RB	4.78%	07/01/2058	2,196	1,968,730
University of Puerto Rico; Series 2006 Q, RB (Acquired 02/01/2012; Cost $5,000,000)(c)	5.00%	06/01/2025	5,000	5,000,000
				83,567,329
Rhode Island–0.82%
Pawtucket (City of), RI Housing Authority; Series 2010, RB	5.50%	09/01/2028	195	195,334
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2024, RB	5.25%	05/15/2049	3,650	3,687,493
Rhode Island Housing & Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	80	80,168
Tobacco Settlement Financing Corp.;
Series 2015 B, Ref. RB	4.50%	06/01/2045	1,310	1,309,925
Series 2015 B, Ref. RB	5.00%	06/01/2050	5,175	5,138,482
				10,411,402
South Carolina–1.11%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(a)	5.25%	08/01/2031	2,500	2,633,119
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.50%	11/15/2044	1,400	1,400,956
South Carolina (State of) Jobs-Economic Development Authority (Greer Preparatory Academy Project);
Series 2024, RB(e)	6.00%	06/15/2035	1,310	1,312,578
Series 2024, RB(e)	6.38%	06/15/2045	1,000	972,225
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(e)	5.00%	06/15/2044	2,790	2,658,150
South Carolina (State of) Jobs-Economic Development Authority (Prism Health Obligated Group); Series 2018, VRD RB(i)	1.45%	05/01/2048	2,000	2,000,000
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs-Economic Development Authority (South Carolina SAVES Green Community Program - AAC East LLC) (Green Bonds); Series 2019, RB(e)	7.00%	05/01/2026	$825	$808,547
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB (INS - AGI)(d)	5.00%	12/01/2042	2,250	2,318,182
				14,103,757
Tennessee–2.45%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.00%	06/01/2027	2,590	2,515,742
Knox (County of), TN Health, Educational & Housing Facility Board (University Health); Series 2017, Ref. RB	5.00%	04/01/2036	2,605	2,612,665
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland); Series 2017 A, Ref. RB	5.50%	07/01/2037	350	256,461
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-01/31/2019; Cost $1,602,821)(b)(c)(e)	5.25%	04/01/2028	1,607	20,084
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development);
Series 2018, RB(e)	4.50%	06/01/2028	685	688,231
Series 2018, RB(e)	5.13%	06/01/2036	1,000	1,005,521
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB(e)	5.38%	09/01/2041	705	607,653
Series 2013 A, Ref. RB(e)	5.50%	09/01/2047	200	169,456
Series 2016 A, Ref. RB(e)	5.00%	09/01/2031	3,000	2,760,850
Series 2016 A, Ref. RB(e)	5.00%	09/01/2037	1,475	1,279,535
Tennergy Corp.;
Series 2021 A, RB(a)	4.00%	09/01/2028	3,610	3,605,920
Series 2022 A, RB(a)	5.50%	12/01/2030	5,950	6,239,228
Tennessee Energy Acquisition Corp.; Series 2006 B, RB	5.63%	09/01/2026	9,150	9,305,321
				31,066,667
Texas–9.85%
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1); Series 2017, RB	4.25%	09/01/2027	195	195,224
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2023, RB(a)(e)	4.88%	06/15/2026	1,000	998,200
Series 2024, RB(e)	4.50%	06/15/2044	1,660	1,507,040
Series 2024, RB(e)	4.75%	06/15/2049	1,830	1,653,489
Arlington Higher Education Finance Corp. (Cypress Christian School); Series 2024, RB(e)	5.00%	06/01/2033	3,790	3,837,599
Arlington Higher Education Finance Corp. (Great Hearts America - Texas); Series 2024, RB	4.50%	08/15/2039	1,500	1,416,408
Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.00%	02/15/2031	2,290	2,125,566
Series 2021, Ref. RB	4.13%	02/15/2041	3,325	2,614,248
Arlington Higher Education Finance Corp. (Newman International Academy);
Series 2016, RB	5.38%	08/15/2036	3,835	3,410,697
Series 2021, RB	5.00%	08/15/2041	900	703,295
Arlington Higher Education Finance Corp. (Odyssey Academy, Inc.); Series 2023 A, RB(e)	5.25%	02/15/2033	1,950	1,975,056
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	4.55%	08/15/2028	410	407,373
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.15%	08/15/2029	1,055	1,058,908
Aubrey (City of), TX; Series 2025, RB(e)	4.63%	12/31/2035	500	484,528
Austin (City of), TX; Series 2014, RB(f)	5.00%	11/15/2044	4,000	3,926,612
Bastrop (City of), TX; Series 2025, RB(e)	5.38%	09/01/2045	500	484,158
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation);
Series 2016, Ref. RB	5.00%	07/15/2026	250	250,623
Series 2016, Ref. RB	5.00%	07/15/2041	1,000	912,420
Series 2018, Ref. RB	5.00%	07/15/2026	1,000	1,002,491
Series 2018, Ref. RB	5.00%	07/15/2033	2,630	2,612,609
Boyd (City of), TX; Series 2025, RB(e)	5.63%	09/15/2045	700	701,957
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019, RB (Acquired 02/23/2022; Cost $400,919)(b)(c)(f)	7.00%	03/01/2039	385	308,000
Series 2019, RB (Acquired 05/27/2021-02/23/2022; Cost $2,172,209)(b)(c)(e)(f)	9.00%	03/01/2039	2,035	1,628,000
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(e)(f)	3.63%	07/01/2026	3,800	3,635,980
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Celina (City of), TX; Series 2025, RB(e)	5.38%	09/01/2045	$500	$476,621
Celina (City of), TX (Mosaic Public Improvement District Improvement Area No. 2); Series 2024, RB(e)	5.13%	09/01/2044	1,250	1,161,850
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,000	2,005,099
Crandall (City of), TX;
Series 2021, RB(e)	4.13%	09/15/2026	100	99,359
Series 2021, RB(e)	4.75%	09/15/2031	100	99,028
Series 2021, RB(e)	5.25%	09/15/2051	500	461,218
Crandall (City of), TX (River Ridge Public Improvement Disctrict Improvement Area #3); Series 2025, RB(e)	5.25%	09/15/2045	545	515,624
Decatur (City of), TX (Paloma Trails Public Improvement District Area No. 1); Series 2025, RB(e)	5.50%	09/15/2045	560	531,688
Gulf Coast Industrial Development Authority; Series 1998, RB(f)	8.00%	04/01/2028	340	340,371
Houston (City of), TX;
Series 2011, Ref. RB(f)	6.50%	07/15/2030	1,450	1,453,665
Series 2014 D, Ref. RB	5.00%	11/15/2044	2,000	2,001,313
Series 2015 B-1, RB(f)	5.00%	07/15/2030	5,000	4,999,707
Series 2015 B-1, RB(f)	5.00%	07/15/2035	7,700	7,681,419
Series 2024 B, RB(f)	5.50%	07/15/2036	1,000	1,033,941
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(f)	5.00%	07/01/2029	1,500	1,500,001
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(f)	5.00%	07/15/2028	1,000	1,004,459
Houston Higher Education Finance Corp. (Houston Baptist University); Series 2021, RB	3.38%	10/01/2037	700	601,363
Laredo (City of), TX; Series 2024, RB	5.00%	03/01/2040	1,000	1,051,281
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2016, Ref. RB(b)	5.00%	02/15/2035	220	2,200
Mission Economic Development Corp. (Green Bonds); Series 2025, RB(a)(f)	5.00%	06/01/2030	2,125	2,171,750
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(f)	4.63%	10/01/2031	7,500	7,491,806
New Hope Cultural Education Facilities Finance Corp.; Series 2025 A, RB	6.25%	10/01/2045	5,000	4,808,747
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	2,375	2,338,388
Series 2016, Ref. RB	5.00%	07/01/2036	3,950	3,911,749
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy); Series 2020 A, RB(e)	4.00%	08/15/2030	4,805	4,484,026
New Hope Cultural Education Facilities Finance Corp. (Forefront Living - Bella Vida); Series 2025, Ref. RB	4.25%	10/01/2030	3,000	2,988,245
New Hope Cultural Education Facilities Finance Corp. (Legacy Preparatory Charter Academy); Series 2018 A, RB(e)	6.00%	08/15/2037	1,000	942,152
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2022, Ref. RB	4.00%	01/01/2032	1,500	1,397,855
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.38%	11/15/2036	1,165	1,013,146
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)); Series 2022, RB	5.50%	10/01/2027	2,360	2,360,085
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2039	1,000	913,329
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2021, RB(e)(f)	2.50%	01/01/2030	2,150	1,970,996
Series 2021, RB(e)(f)	2.63%	01/01/2031	800	723,664
Series 2024, RB(e)(f)	5.00%	01/01/2039	1,000	968,091
Princeton (City of), TX;
Series 2025, RB(e)	5.38%	09/01/2045	420	403,754
Series 2025, RB(e)	5.38%	09/01/2045	500	480,659
Providence Village (Town of), TX (Foree Ranch Public Improvement District Improvement Area No. 2); Series 2025, RB(e)	5.35%	09/01/2045	750	716,154
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	5.38%	09/15/2030	665	669,813
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB (Acquired 12/15/2016; Cost $1,011,589)(b)(c)	6.00%	02/15/2031	1,000	650,000
Series 2017, RB (Acquired 11/05/2019; Cost $3,271,528)(b)(c)	6.38%	02/15/2041	3,000	1,950,000
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center); Series 2025, RB(k)	5.25%	12/01/2049	10,000	10,381,989
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	4.00%	11/15/2027	$265	$256,806
Series 2020, Ref. RB	6.25%	11/15/2031	1,000	957,300
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way (The)); Series 2024 A, RB	5.75%	12/01/2054	1,699	1,421,297
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project); Series 2024, Ref. RB	5.00%	10/01/2044	1,375	1,361,709
Travis County Development Authority (Longview 71 Public Improvement District Improvement Area No. 1); Series 2024, RB(e)	4.25%	09/01/2032	477	466,241
Travis County Development Authority (Turner’s Crossing Public Improvement District Improvement Area No. 1);
Series 2025, RB	5.00%	09/01/2044	700	660,765
Series 2025, RB	5.25%	09/01/2054	1,175	1,088,281
				124,819,485
Utah–2.82%
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(e)	3.25%	03/01/2031	1,050	986,422
Series 2021 A, GO Bonds(e)	3.50%	03/01/2036	1,750	1,554,560
Firefly Public Infrastructure District No. 1 (Firefly Assessment Area No.1); Series 2024, RB(e)	5.63%	12/01/2043	1,978	1,930,926
Mida Golf and Equestrian Center Public Infrastructure District;
Series 2021, GO Bonds(e)	4.25%	06/01/2041	2,205	1,791,626
Series 2021, GO Bonds(e)	4.50%	06/01/2051	2,500	2,004,977
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB(e)	4.25%	08/01/2035	1,645	1,593,068
Series 2020 A, RB(e)	4.50%	08/01/2040	1,205	1,138,483
Series 2024-2, RB(e)	5.50%	06/15/2039	2,250	2,241,754
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2041	1,250	1,090,662
Olympia Public Infrastructure District No. 1; Series 2024 A-2, RB(e)	5.13%	12/01/2029	4,000	4,032,059
Peaks Public Infrastructure District (Peaks Assessment Area); Series 2024, RB(e)	5.25%	12/01/2053	1,450	1,314,014
Sienna Hills Public Infrastructure District No. 1; Series 2023 A, GO Bonds(e)	6.75%	07/01/2035	2,500	2,496,894
UIPA Crossroads Public Infrastructure District; Series 2021, RB(e)	4.13%	06/01/2041	3,000	2,700,406
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah);
Series 2022, RB(e)	4.25%	06/15/2027	960	944,695
Series 2022, RB(e)	4.50%	06/15/2032	2,000	1,898,317
Series 2022, RB(e)	5.00%	06/15/2037	3,515	3,297,591
Utah (State of) Charter School Finance Authority (Freedom Academy Foundation (The)); Series 2017, Ref. RB(e)	4.50%	06/15/2027	100	98,978
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy);
Series 2019 A, RB(e)	4.50%	06/15/2029	500	489,046
Series 2019 A, RB(e)	5.00%	06/15/2034	1,270	1,231,802
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(e)	7.00%	12/01/2042	3,000	2,913,807
				35,750,087
Virginia–0.67%
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	4.50%	09/01/2028	1,195	1,198,189
Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(a)(e)(f)	5.00%	07/01/2038	2,310	2,221,732
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2023 B-3, RB	5.38%	09/01/2029	4,000	4,033,066
Series 2023, RB	7.00%	09/01/2059	1,000	1,088,416
				8,541,403
Washington–1.27%
Kalispel Tribe of Indians; Series 2018 B, RB(e)	5.00%	01/01/2032	100	101,772
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	65	65,001
King (County of), WA Housing Authority (Rural Preservation); Series 1997, RB(f)	5.75%	01/01/2028	5	5,003
King (County of), WA Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	1,700	1,677,850
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(f)	5.00%	04/01/2030	6,475	6,474,674
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(e)	4.00%	07/01/2026	240	238,704
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(e)	5.00%	01/01/2036	$1,755	$1,730,172
Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(e)	4.00%	07/01/2040	1,640	1,405,583
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(e)	4.50%	07/01/2028	760	719,742
Washington (State of) Housing Finance Commission (Transforming Age); Series 2019 A, RB(e)	5.00%	01/01/2039	1,000	966,217
Washington State Housing Finance Commission; Series 2025, RB (INS - BAM)(d)(e)	5.00%	07/01/2045	2,750	2,717,395
				16,102,113
West Virginia–0.79%
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB(b)(e)(l)	5.75%	06/01/2042	1,000	691,225
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre); Series 2023, Ref. RB(e)	5.75%	06/01/2043	875	899,035
Monongalia (County of), WV Building Commission (Monongalia Health System Obligated Group);
Series 2015, Ref. RB	5.00%	07/01/2026	1,000	1,000,563
Series 2015, Ref. RB	4.00%	07/01/2035	190	165,427
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(e)	4.50%	06/01/2027	1,340	1,343,430
West Virginia (State of) Economic Development Authority (Commercial Metals Co.); Series 2025, RB(a)(f)	4.63%	05/15/2032	5,000	4,974,340
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(b)(e)(f)	6.75%	02/01/2026	1,000	700,000
Series 2018, RB(b)(e)(f)	8.75%	02/01/2036	320	256,000
				10,030,020
Wisconsin–5.50%
Lomira (Village of), WI Community Development Authority;
Series 2018 B, Ref. RB	3.65%	10/01/2028	705	691,767
Series 2018 B, Ref. RB	3.75%	10/01/2029	175	168,237
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2028	1,205	1,208,964
Series 2017, Ref. RB	5.00%	06/01/2037	2,770	2,649,322
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	1,000	959,840
Series 2019, Ref. RB	5.00%	11/01/2046	1,650	1,462,395
Wisconsin (State of) Health & Educational Facilities Authority (Dickson Hollow Phase II); Series 2024, RB	6.00%	10/01/2044	300	301,278
Wisconsin (State of) Public Finance Authority;
Series 2022 B, RB(e)	7.00%	02/01/2028	665	665,911
Series 2022, RB(e)	5.38%	06/01/2037	670	662,087
Series 2023 A, Ref. RB(e)	5.75%	10/01/2043	1,775	1,787,372
Series 2024, RB(e)	12.00%	05/16/2029	1,315	1,415,201
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB (Acquired 12/01/2017; Cost $2,000,000)(b)(c)(e)	6.25%	10/01/2031	2,000	200,000
Wisconsin (State of) Public Finance Authority (Alamance Community School); Series 2021 A, RB(e)	5.00%	06/15/2041	510	448,048
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(e)(g)	0.00%	12/15/2038	5,000	2,220,426
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(e)	6.25%	08/01/2027	500	483,750
Series 2017, RB(e)	6.75%	08/01/2031	500	448,750
Wisconsin (State of) Public Finance Authority (Ascend Leadership Academy);
Series 2021 A, RB(e)	4.25%	06/15/2031	550	503,717
Series 2021 A, RB(e)	5.00%	06/15/2041	615	518,169
Wisconsin (State of) Public Finance Authority (Astro Texas Land); Series 2024, RB(a)(h)	5.50%	06/01/2025	2,350	2,350,000
Wisconsin (State of) Public Finance Authority (Campus Real Estate Holdings); Series 2025, Ref. RB	5.25%	06/01/2045	350	343,013
Wisconsin (State of) Public Finance Authority (Cincinnati Classical Academy);
Series 2024, RB(e)	5.38%	06/15/2039	250	239,015
Series 2024, RB(e)	5.70%	06/15/2044	400	382,435
Wisconsin (State of) Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	360	362,484
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2039	$4,200	$4,143,198
Series 2022 A, RB(e)	6.13%	02/01/2039	4,175	4,118,536
Wisconsin (State of) Public Finance Authority (Indigo); Series 2023, RB(e)(g)	0.00%	12/01/2028	6,000	4,537,676
Wisconsin (State of) Public Finance Authority (KSU Bixby Real Estate Foundation, LLC ); Series 2025, RB	5.25%	06/15/2045	550	547,649
Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(e)(g)	0.00%	09/01/2029	2,225	1,637,178
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(e)	4.38%	06/15/2029	1,045	1,038,042
Wisconsin (State of) Public Finance Authority (Mater Academy of Nevada - East Las Vegas Campus);
Series 2024, RB(e)	5.00%	12/15/2034	825	841,135
Series 2024, RB(e)	5.00%	12/15/2039	700	687,261
Wisconsin (State of) Public Finance Authority (Miami Worldcenter); Series 2024 A, RB(e)	5.00%	06/01/2041	2,300	2,264,975
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(f)	7.25%	06/01/2035	3,800	3,969,884
Series 2017, Ref. RB(e)(f)	7.13%	06/01/2041	145	150,891
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy);
Series 2019, RB(e)	5.00%	06/15/2039	440	420,007
Series 2019, RB(e)	5.00%	06/15/2049	540	489,126
Wisconsin (State of) Public Finance Authority (Pinecrest Academy of Nevada - Sloan Canyon Campus);
Series 2024, Ref. RB(e)	4.00%	07/15/2039	750	669,194
Series 2024, Ref. RB(e)	4.25%	07/15/2044	2,350	2,051,182
Wisconsin (State of) Public Finance Authority (Proton International);
Series 2021 A, RB(e)	5.50%	01/01/2031	5,375	4,559,007
Series 2021 A, RB(e)	6.50%	01/01/2041	3,110	2,286,446
Wisconsin (State of) Public Finance Authority (Quality Education Academy); Series 2023, RB(e)	6.00%	07/15/2043	690	709,935
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(e)	5.63%	12/15/2030	4,191	4,141,390
Wisconsin (State of) Public Finance Authority (Rans-Elevon); Series 2024, RB(e)	5.00%	07/15/2030	3,000	2,987,062
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2022, RB(e)(h)	4.00%	04/01/2032	10	10,192
Wisconsin (State of) Public Finance Authority (Signorelli); Series 2024, RB(e)	5.38%	12/15/2032	1,922	1,921,824
Wisconsin (State of) Public Finance Authority (Town of Scarborough - The Downs); Series 2024, RB	5.00%	08/01/2039	1,600	1,545,818
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(e)	4.50%	06/15/2032	500	498,588
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	3,000	2,937,244
				69,635,621
Total Municipal Obligations (Cost $1,295,183,340)				1,251,921,956
			Shares
Exchange-Traded Funds–0.07%
Invesco Rochester High Yield Municipal ETF (Cost $872,610)(m)			17,000	851,618
	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.04%
California–0.01%
CalPlant I LLC; Exit Facility(e)(l)	15.00%	07/01/2025	$770	151,086
Puerto Rico–0.01%
AES Puerto Rico, Inc.(l)	12.50%	03/04/2026	148	143,767
Texas–0.02%
Gladieux Metals Recycling LLC	15.00%	05/08/2026	265	254,400
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,171,821)				549,253
			Shares
Common Stocks & Other Equity Interests–0.00%
Resolute Forest Products, Inc. (Cost $9,595)			6,757	9,595
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Shares	Value

Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(l)	100,023	$0
TOTAL INVESTMENTS IN SECURITIES(n)–98.92% (Cost $1,297,237,366)		1,253,332,422
FLOATING RATE NOTE OBLIGATIONS–(1.02)%
Notes with interest and fee rates ranging from 2.52% to 2.53% at 05/31/2025 and contractual maturities of collateral ranging from 12/01/2049 to 07/01/2054(o)		(12,925,000)
OTHER ASSETS LESS LIABILITIES–2.10%		26,617,050
NET ASSETS–100.00%		$1,267,024,472
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $13,262,525, which represented 1.05% of the Fund’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at May 31, 2025 was $21,985,187, which represented 1.74% of the Fund’s Net Assets.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $434,393,978, which represented 34.28% of the Fund’s Net Assets.

(f)	Security subject to the alternative minimum tax.
(g)	Zero coupon bond issued at a discount.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2025.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Underlying security related to TOB Trusts entered into by the Fund.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2025	Dividend Income
Invesco Rochester High Yield Municipal ETF*	$873,372	$-	$-	$(21,754)	$-	$851,618	$27,151

*	Effective February 24, 2025, the underlying fund’s name changed.

(n)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(o)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2025. At May 31, 2025, the Fund’s investments with a value of $17,817,204 are held by TOB Trusts and serve as collateral for the $12,925,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	563	September-2025	$(62,352,250)	$(352,815)	$(352,815)

(a)	Futures contracts collateralized by $1,055,700 cash held with Goldman Sachs International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,251,230,731	$691,225	$1,251,921,956
Exchange-Traded Funds	851,618	—	—	851,618
U.S. Dollar Denominated Bonds & Notes	—	254,400	294,853	549,253
Common Stocks & Other Equity Interests	—	9,595	—	9,595
Preferred Stocks	—	—	0	0
Total Investments in Securities	851,618	1,251,494,726	986,078	1,253,332,422
Other Investments - Assets
Investments Matured	—	7,231,660	50,035	7,281,695
Other Investments - Liabilities
Futures Contracts	(352,815)	—	—	(352,815)
Total Investments	$498,803	$1,258,726,386	$1,036,113	$1,260,261,302
Invesco Short Duration High Yield Municipal Fund